MATERIAL ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Share	Dec. 31, 2024 USD ($) Share
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Description of annual franchise tax known as the Texas margin tax	the Texas margin tax, which is equal to 1% of the lesser of: (a) 70% of a taxable entity's revenue; or (b) 100% of total revenue less, at the election of the taxpayer: (i) cost of goods sold; or (ii) compensation.
Research and development costs on intellectual property | $	$ 1	$ 1
Share options [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of antidilutive securities excluded from computation of earnings per share | Share		950,000
RSUs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of antidilutive securities excluded from computation of earnings per share | Share	203,329	541,657
Intellectual Properties [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Research and development costs on intellectual property | $	$ 1	$ 1